DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.


                                                   October 7, 1996


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:  FILINGS - RULE 497(j)

RE:  Dreyfus New York Tax Exempt Bond Fund, Inc.
     Registration Statement File No. 2-83429
     CIK No.  000723765

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 21 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 30, 1996.

                                                   Very truly yours,



                                                   Elizabeth Bachman
                                                   Assistant Secretary
cc:  Ernst & Young
     Stroock & Stroock & Lavan